Trade and other payables (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Trade and other payables [abstract]
Trade payables	S/ 69,567	S/ 76,478
Dividends payable, note 17(g)	19,331	29,725
Remuneration payable	15,605	14,920
Interests payable	10,390	17,280
Taxes and contributions	8,715	10,904
Board of Directors' fees	6,167	5,773
Hedge finance cost payable	6,033	10,505
Guarantee deposits	4,332	2,481
Advances from customers	790	4,276
Account payable to the principal and affiliates, note 27	209	516
Other accounts payable	10,181	5,137
Trade and other payables	S/ 151,320	S/ 177,995